Leases (Tables)	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Schedule of operating leases
January 1, 2019
ROU Assets	$116,876
Lease liability	$116,876

Schedule of other information related to our operating leases
March 31, 2019
ROU Asset – January 1, 2019	$116,876
Increase	$72,887
Amortization	$(19,601)
ROU Asset – March 31, 2019	$170,162

Lease liability – January 1, 2019	$116,876
Increase	$72,887
Amortization	$(19,274)
Lease liability – March 31, 2019	$170,489

Lease liability – short term	$95,533
Lease liability – long term	$74,956
Lease liability – total	$170,489